Shareholder Report, Average Annual Return (Details)			12 Months Ended		18 Months Ended
	Dec. 20, 2023	Jul. 12, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000243202
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Texas Capital Texas Equity Index ETF
C000247107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Texas Capital Texas Oil Index ETF
C000247108
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Texas Capital Texas Small Cap Equity Index ETF
Without Sales Load [Member] | C000243202
Average Annual Return [Line Items]
Average Annual Return, Percent			24.30%		20.76%
Without Sales Load [Member] | C000247107
Average Annual Return [Line Items]
Average Annual Return, Percent			1.36%	1.40%
Without Sales Load [Member] | C000247108
Average Annual Return [Line Items]
Average Annual Return, Percent			9.58%	11.40%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent			23.80%		19.61%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent			23.80%	24.97%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent			23.80%	24.97%
Texas Capital Texas Equity Index Total Return (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Texas Capital Texas Equity Index
Average Annual Return, Percent			24.73%		21.23%
Syntax US 800 MidCap Total Return (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Syntax US 800 MidCap Index
Average Annual Return, Percent			14.51%		13.28%
Alerian Texas Weighted Oil & Gas Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Texas Weighted Oil & Gas Index
Average Annual Return, Percent			1.30%	1.35%
Texas Capital Texas Small Cap Equity Index Total Return (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Texas Capital Texas Small Cap Equity Index
Average Annual Return, Percent			10.33%	12.15%
Syntax US SmallCap 2000 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US SmallCap 2000 Total Return Index
Average Annual Return, Percent			8.80%	11.52%